Share-based Compensation	6 Months Ended
Jun. 30, 2019
Share-based Compensation
Share-based Compensation

17. Share-based Compensation

The terms of the 2015 Long-Term Incentive Plan (the "2015 Plan") and the assumptions for the valuation of Restricted Common Units ("RCUs") and Performance Common Units (" PCUs") have been disclosed in Note 20 “Share-Based Compensation” in the annual audited consolidated financial statements for the year ended December 31, 2018.

On April 1, 2019, the Partnership granted to its executives 13,408 RCUs and 13,408 PCUs in accordance with its 2015 Plan. The RCUs and PCUs will vest on April 1, 2022. The holders are entitled to cash distributions that will be accrued and settled on vesting.

			Fair value at
Awards	Number	Grant date	grant date
RCUs	13,408	April 1, 2019	$22.99
PCUs	13,408	April 1, 2019	$22.99

In accordance with the terms of the 2015 Plan, the awards will be settled in cash or in common units at the sole discretion of the board of directors or such committee as may be designated by the board to administer the 2015 Plan. These awards have been treated as equity settled because the Partnership has no present obligation to settle them in cash.

Fair value

The fair value of the RCUs and PCUs in accordance with the Plan was determined by using the grant date closing price of $22.99 per common unit and was not further adjusted since the holders are entitled to cash distributions.

Movement in RCUs and PCUs during the period

The summary of RCUs and PCUs is presented below:

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the period	13,408	—	308
Vested during the period	(24,925)	—	(410)
Outstanding as of June 30, 2019	63,567	1.57	1,493
PCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the period	13,408	—	308
Vested during the period	(24,925)	—	(410)
Outstanding as of June 30, 2019	63,567	1.57	1,493

On April 2, 2019, 24,925 RCUs and 24,925 PCUs vested under the Partnership’s 2015 Plan. The total expense recognized in respect of equity-settled employee benefits for the three and six months ended June 30, 2019 was $247 and $509, respectively (for the three and six months ended June 30, 2018: $263 and $498, respectively). The total accrued cash distribution as of June 30, 2019 is $389 (December 31, 2018: $542).